Segment Disclosures	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment Disclosures	Segment Disclosures
Reportable segments are consistent with the geographic regions in which the Company’s projects are located. In determining the Company’s segment structure, the basis on which management reviews the financial and operational performance was considered and whether any of the Company’s mining operations share similar economic, operational and regulatory characteristics. The Company considers its Segovia Operations and Marmato Mine in Colombia, its Toroparu Project in Guyana, its Soto Norte Project in Colombia and its corporate functions in Canada and Panama as its reportable segments.

	Segovia	Marmato	Toroparu	Soto Norte	Corporate and Other	Total
Year ended Dec 31, 2023
Revenue	$403,105	$44,569	$—	$—	$—	$447,674
Cost of sales	(214,169)	(47,597)	—	—	—	(261,766)
Segment net income (loss)	77,188	(3,263)	—	2,650	(65,156)	11,419
Capital expenditures	55,958	41,705	15,173	—	253	113,089
Year ended 12/31/2022 (Recast - Note 13c)
Revenue	$391,678	$8,285	—	—	—	$399,963
Cost of sales	(186,653)	(9,170)	—	—	—	(195,823)
Segment net income (loss)	110,349	(2,154)	—	(2,179)	(110,874)	(4,858)
Capital expenditures	51,670	6,336	57,178	—	161	115,345
As at Dec 31, 2023
Total assets	$311,680	$367,188	$348,397	$108,527	$217,079	$1,352,871
Total liabilities	(90,953)	(133,061)	(86,174)	—	(418,028)	(728,216)
As at 12/31/2022 (Recast - Note 13c)
Total assets	$222,356	$248,221	$334,456	$100,772	$336,315	$1,242,120
Total liabilities	(70,116)	(120,725)	(88,749)	(52,006)	(414,629)	(746,225)
(1)Included in segment net income (loss) are total employee benefits costs of $61.2 million (2022 - $55.2 million).